Zupkus & Angell, P.C.
Alan W. Peryam, LLC
The McCourt Mansion
555 East Eighth Avenue
Denver, Colorado 80203
Direct Dial: 303-866-0900
Fax: 303.894.0104

September 26, 2007

United States Securities
    and Exchange Commission
100 F Street, North East
Washington, D.C. 20549
Attention: Anne Nguyen Parker

                                        Re:              Geovic Mining Corp.
                                                           Amendment No. 4 to Registration Statement on Form 10
                                                           Filed September 26, 2007
                                                           File No. 000-52646

Ladies and Gentlemen:

     This letter is submitted in connection with filing of Amendment No. 4 to Form 10 in response to the Staff’s comment letter dated September 6, 2007. We offer the following information concerning the numbered comments from the Staff’s comment letter:

Amendments No. 2 and 3 to Registration Statement on Form 10 General

1.	Please update the explanatory note included at the top of page 1, as necessary to include a brief summary of the changes made in response to the comments in this letter, with reference to the particular sections of the filing where further details are provided.

Response:

          We have included cross references to Items in Form 10 where material changes have been made in the Amendment No. 4, and identified the subsections in each Item that contains new information made in Amendment 4 in response to the Comment Letter. We did not attempt to cross-reference other immaterial changes.

United States Securities and Exchange Commission September 26, 2007 Page 2

Selected Financial Data, page 20

2.	We note your response to prior comment 4, including the change to your selected financial data presentation to include columns for years ended December 31, 2003 and 2002. However, the first paragraph below the section heading continues to indicate that this information is not included in your presentation. Please correct the introductory narrative to be consistent with the changes you have made.

Response:

     We have corrected the introductory paragraph.

Available Funds and Principal Purposes, page 25

3.	We note your response to prior comment 6. Please provide this information in the Form 10.

Response:

     We have revised slightly the text for clarification, and we inserted the referenced information in a revised footnote 1 to the table. We cross-referenced this portion of Item 2 in the Explanatory Note discussed above.

Compensation Discussion and Analysis, page 57

4.	We note your response to prior comment 11 and reissue the comment in part. Discuss the basis for awarding each of the named executive officers different compensation packages that vary in value and composition. Discuss the consideration that was given, in making compensation determinations, to the company's corporate performance and the named executive officers' individual performance and contributions. Refer to Item 402(b) of Regulation S . K. and Release 8732A, Section 11,B.I.

Response:

     We significantly revised this disclosure in a manner intended to meet the spirit and suggestions of the referenced sections of Release 8732A, and noted that no consideration was given by the Company to corporate performance and the named executives’ individual performance in setting 2006 compensation. We cross-referenced this portion of Item 6 in the Explanatory Note discussed above.

United States Securities and Exchange Commission September 26, 2007 Page 3

Compensation Program Objectives, page 59

5.	We note your response to prior comment 12 in which you indicate that the company does not intend to benchmark the compensation of its named executive officers against the compensation paid by other similarly situated companies. However, the revised disclosure, including the phrase "in a range consistent" and the statement that "the Geovic Mining CEO may recommend to the Compensation Committee compensation ranges for [y]our executives, and that such recommendation may consider many factors including brief comparisons to executive compensation paid by other similarly situated TSXV traded public mining and mineral exploration companies," suggest that the company's compensation determinations may be formulated through a benchmarking process. Please revise your disclosure in accordance with your response, or disclose, as requested by prior comment 12, the elements of the compensation that will be benchmarked.

Response:

     We modified the disclosure slightly to clarify the limited consideration that the CEO may give to compensation paid by other issuers. We believe the revised disclosure is consistent with Item 402(b)(2)(xiv) of Regulation S-K. We cross-referenced this portion of Item 6 in the Explanatory Note discussed above.

Certain United States Federal Income Consequences of the Ownership and Disposition of Geovic Mining shares for Persons Other
Than U.S. Persons, page 89

6.	We note the statement, "U.S. Holders should consult their independent tax advisors if they have any tax questions in regard to their Geovic mining shares." Please note that investors are not obligated to seek advice in connection with the offering. You may encourage investors to seek such advice. Please revise accordingly.

Response:

     We modified the disclosure. We also moved the referenced statement (a footnote to a sub-heading), ahead closer to the related information.

United States Securities and Exchange Commission September 26, 2007 Page 4 Financial Statements Statement of Cash Flows, page F-4

7.	We note that your proceeds from RTO issuance of common and preferred stock for the period from November 16, 1994 (inception) to December 31, 2006 does not include amounts for year ended December 31, 2006 and 2005. There are other amounts also missing from your cumulative financing activities necessary to sum to the total that you present, Please correct your Statements of Cash Flows.

Response:

     We changed the presentation and corrected the Statements of Cash Flows to include the missing amounts and to provide the correct totals.

Note 2 - Summary of Significant Accounting Policies, page F-6, Development Costs, page F-7

8.	We have read your response to prior comment 15, indicating that you believe we have authorized the disclosure of reserves that do not meet all of the conditions in Industry Guide 7, based on your filing of a "43-101 report" in Canada. This is not correct. In order to report reserves, you must comply with the definitions set forth in Industry Guide 7. As you may know, proven and probable reserves are considered to be that part of a mineral deposit which could be economically and legally extracted or produced at the time of the reserve determination; and which are adequately defined, generally by drill holes and sampling, in terms of quantity, grade and quality. Based on the information you submitted, and the representations you made in our phone conferences, we understand that you have met these conditions. Of course, if we have misunderstood and this is not your view, reporting reserves would not be appropriate and the disclosures should be removed. Please revise all related disclosures in your filing to clarify.

Response:

     The Company does indeed consider that the Nkamouna deposit meets the Industry Guide 7 definitions of “Reserves”. We have inserted disclosure to that effect on Page 40 ahead of the Reserve Summary Table, and removed inconsistent statements elsewhere.

9.	On a related point, there appears to be some inconsistency in your disclosures regarding exploration and development costs. You disclose that you have not established that your reserves may be economically extracted under a final feasibility study, thus exploration costs are expensed as incurred. However, you are presenting proven and probable reserves on page 41 of the registration statement.

United States Securities and Exchange Commission September 26, 2007 Page 5

Your accounting policy should distinguish between exploration and development costs, and ensure correlation of these terms with your reserve findings. The costs incurred after mineral reserves have been established are commonly developmental in nature, when they relate to constructing the infrastructure necessary to extract the reserves, preparing the mine for production, and are on this basis capitalized. On the other hand, exploratory costs are those typically associated with efforts to search for and establish mineral reserves, beyond those already found, and should be expensed as incurred.

Please revise your disclosure, and accounting if necessary, to clarify. Please ensure that your response is consistent with your response to the preceding comment above.

Response:

     We have revised the disclosure of the Company’s accounting policies to clarify that the Company will continue to expense costs until it has adopted a final Mining Plan. Please see Note 2. We cross-referenced Notes 1, 2 and 3 and the Financial Statements referred to therein in the Explanatory Note discussed above.

Note 3 - Reverse Acquisition, page F-10

10	.	We note the revisions you made in response to prior comment 17, stating that on December 1, 2006, " all of the 1,000,000 outstanding common shares of
Resource were exchanged for the issuance of a like number of common shares of Geovic Mining." However, your disclosures also indicate that Resource and
Geovic Mining are the same entity, which renders this disclosure incomplete.
Given this, and since Resource Equity Ltd. is identified as the legal acquirer in your RTO, also the accounting target, the principal concern raised in our prior comment remains. Please consider the following observations, in light of the above, and revise your disclosures accordingly.

In the second to last paragraph on page F--11, you state that as part of your RTO,
" Target Co. changed its name to Geovic Mining Corp. ('Geovic Mining'), and
Geovic became a wholly owned subsidiary corporation of Geovic Mining." You clarify in the first paragraph on page F-6 that the reference to "Geovic"
corresponds to Geovic Ltd., the accounting acquirer in the RTO, now the subsidiary of Geovic Mining. You also clarify in the first paragraph on page F-10 that the reference to Resource Equity Ltd., now known as Geovic Mining Corp., corresponds to "Target Co" in the disclosures that follow.

United States Securities and Exchange Commission September 26, 2007 Page 6

Ordinarily we find that shares of the legal acquirer in a reverse merger that are outstanding immediately prior to the event remain outstanding, and that new shares are issued to the shareholders of the accounting acquirer, in exchange for the outstanding shares of the legal target, the accounting acquirer, which they hold. Therefore, stating that the outstanding shares of the legal acquirer were exchanged at all is not clearly consistent with reverse acquisition accounting. Perhaps your disclosure is imprecise. Alternatively, it could be that you are Mr. John F. Sherborne Geovic Mining Corp. September 6. 2007 page 5 combining events associated with your RTO with details of your reincorporation. In either case, this will need to be resolved.

On the subject of incorporation, there seems to be some conflicting information. In point (d) you indicate there was a "continuation" of "Target Co" from Ontario to Delaware; while in point (e) you explain there was a "continuance" of "the Company" (which you indicate elsewhere corresponds to Target Co) from Wyoming to the Cayman Islands. Please revise these disclosures as necessary to explain the mechanics of continuation and continuance, and to clarify which entity you are referring to in both instances.

There are also several aspects of your accounting presentation that you need to address in conjunction with the aforementioned disclosure problems.

In the balance sheet on page F-2, you disclose that par value of your common shares was zero at December 31, 2005, and $0.0001 at December 31, 2006. And while the more recent figure appears to correspond with the shares identified as being outstanding, you report nearly $16 million in the par value line for the earlier year. This seems inconsistent with the caption indicating par value is zero. As changes in capital structure are ordinarily given retroactive treatment, following the guidance in SAB Topic 4:C, revisions to your balance sheet and equity statement may be necessary.

In the equity statement on page F-5, you disclose a 2006 reclassification of common stock to additional paid--in-capital amounting to $26,233,937. Please address this item in conjunction with your response to the matter identified above.

United States Securities and Exchange Commission September 26, 2007 Page 7

Response:

      We revised the disclosure in Note 3 significantly to clarify and address the matters raised in Comment 10. We clarified that the 1,000,000 shares held by Resource shareholders remained outstanding and deleted the language referenced in the first paragraph of the Comment.

     We also revised to language to clarify which entity was continued to Delaware and which was continued to Cayman Islands. We confirmed in the Notes that we retroactively changed capital structure and modified the Balance sheet accordingly. We also modified the Equity Statement appropriately, including adding a subtotal of outstanding equity immediately prior to the RTO. We changed the equity statement to reflect an amount for both common stock and additional paid in capital for each issuance of common shares as a result of retroactively using the $0.0001 par value for shares. As re-written we believe that disclosure fully explains the matters addressed, including the Statement of Stockholders’ Equity (Deficit).

     We also made similar changes in the June 30, 2007 Balance Sheet to reflect that par value was $0.0001 in the prior period.

11.	Expand your disclosure in point (g) to state the total number of common shares issued by Geovic Mining Corp., formerly Resource Equity Ltd., to the prior shareholders of Geovic Ltd., the accounting acquirer, in completing the R`I`O. Also state whether you have given retroactive treatment to all prior share activity in the equity statement, based on the exchange ratio of 2:1, as would ordinarily be required.

Response:

     We made the suggested modifications, and confirm that all prior share activity was given retroactive treatment in the Equity Statement (and other disclosure in the Registration Statement) based on the 2:1 exchange ratio of the RTO.

12.	Please modify your disclosure under point (c) to clarify the relationship between FinCo and you at the time of raising the 6,000,000 subscription receipts, so that it is clear why subscription receipts for FinCo shares are being presented in your equity statement. Also revise the disclosure in point (j) to explain how you determined the amounts ascribed to the FinCo preferred and common share conversions, relative to the amount you had attributed to the shares issued in the financing of $5.9 million. Given the activity shown in the equity statement for these items, it appears you have issued 15,000,001 common shares to the prior investors in FinCo, in addition to 6 million preferred shares.

Response:

     We modified the Notes referenced in Comment 12. Note (c) now reflects that the financing was a condition to the RTO and that Geovic was a party to the agency agreement under which the financing was completed. Please note that while the subscription receipts were exchangeable for FinCo securities, the exchange occurred immediately before the RTO and then simultaneously were exchanged for similar securities of the Company.

United States Securities and Exchange Commission September 26, 2007 Page 8

     In referenced Note (j) (now a bullet-point under Note (f)) we revised to refer only to common and preferred shares issued in exchange for similar securities of FinCo, and added a bullet-point immediately before(new) Note (g) to describe the issuance of Target Co securities to subscription Receipt holders. We also explained how the proceeds from the subscription receipt financing were allocated among the common shares and warrants issued to subscription receipt holders and shares issued to Buckovic. Please note that The Company issued 9,000,001 common shares and 6,000,000 preferred shares to FinCo common and preferred holders and 6,000,000 common shares and 3,000,000 warrants to the holders of the subscription receipts.

Form 10-Q for the Fiscal Quarter Ended June 30, 2007

General

13.	Please revise the accounting and disclosure in your interim report, as necessary to comply with all applicable comments written on your registration statement.

Response:

     We will file an amended Form 10-Q at or shortly after the time that Amendment No. 4 to Form 10 is filed. Changes consistent with the financial statement changes in Amendment No. 4 will be made in the amended 10-Q.

Financial Statements Statements of Cash Flows, page 6

14.	Please comply with the paragraph 11(c) of SFAS 7, which requires disclosure of cash flows for the cumulative period, from inception. Please label this column, as well as the "since inception" column on page 5, to include the inception and period-end dates.

Response:

      We will add the additional column to reflect Cash Flow from inception to period end dates to Form 10Q/A when filed.

Note 6 --- Exploration and Development Costs, page 9

15.	We note your disclosure explaining that your subsidiary GeoCam raised $13.5 million during the interim period by selling additional shares to its existing shareholders, including you, based on your relative ownership interests. Please expand your disclosure to clarify the portion of this figure that is reflected in your Statements of Cash Flows, and the manner of presentation. It should be clear how this activity relates to the "change in minority interest" cash item on page 6, and why you would reduce the financing cash inflow for an allocation of expenditures or loss, as appears to be the case.

United States Securities and Exchange Commission September 25, 2007 Page 9

Please also clarify your rationale for adjusting that portion of the funds received from the minority interest holders for 2007 budgeted expenditures, rather than 40% of the GeoCam loss for the period, as indicated in your disclosure, in presenting the related accounts on the Balance Sheet and Statements of Operations. It should be clear how your accounting corresponds with the guidance in paragraph 15 of ARB 51.

Response:

     We will adjust the portion of the funds received from minority holders based on the proportionate GeoCam losses for the period when the Form 10Q/A is filed.

Registrant’s Letter.

     We enclosed with the filing of Amendment No. 2 a letter from the Registrant acknowledging and confirming the same matters requested and specified in the Staff’s Comment Letter, whereby the Registrant acknowledged, among other things, that it is responsible for the adequacy and accuracy of the disclosure in the amended Form 10. We have not included another such acknowledgement with this filing.

     Consistent with our previous procedure, we will submit a fully marked copy of Amendment No. 4 to the registration statement showing all changes from Amendment No. 2 and 3. We will send this by e-mail on the day after the filing is made.

     Please contact the undersigned with any questions regarding this filing or any related matter.

Sincerely,

 ALAN W. PERYAM, LLC

Alan W. Peryam

cc:	Geovic Mining Corp.
Ernest & Young LLP